Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Invoices received - supplier not part of factoring facility	€ 52,110	€ 42,966
Invoices received - supplier factoring facility	13,581	11,849
Accruals for invoices to be received	23,524	19,448
Total	€ 89,215	€ 74,263